Summary of Restricted Stock Units Award Activity (Detail) (Restricted Stock Units (RSUs)) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	907
Granted	298
Vested	(284)
Forfeited	(119)
Outstanding as of December 31,	802